Share Capital - Schedule of Classes of Share Capital (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 57,202	¥ 49,127	¥ 51,055
Shares held for share award schemes	(218)	(100)	(19)
Repurchase of shares	(1,853)	(1,249)	(3,045)
Ending balance	¥ 69,726	¥ 57,202	¥ 49,127
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares	3,432,154,261	3,432,154,262	3,390,154,264
Number of shares allotted and issued for share award schemes			42,000,000
Beginning balance	¥ 2	¥ 2	¥ 2
Shares cancellation	(334,345,253)	(1)	(2)
Balance, shares	3,097,809,008	3,432,154,261	3,432,154,262
Ending balance	¥ 2	¥ 2	¥ 2
Additional Paid-In Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	36,576	36,456	36,238
Exercise of share options/ RSUs (note i)	108	120	218
Shares cancellation	(7,649)
Ending balance	29,035	36,576	36,456
Shares Held for Share Award Schemes [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	(302)	(202)	(183)
Shares held for share award schemes	(218)	(100)	(19)
Ending balance	(520)	(302)	(202)
Treasury shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	(6,996)	(6,349)	(3,660)
Exercise of share options/ RSUs (note i)	650	602	356
Repurchase of shares	(1,853)	(1,249)	(3,045)
Shares cancellation	7,649
Ending balance	¥ (550)	¥ (6,996)	¥ (6,349)